Related Party Balances And Transactions - Schedule of the Major Related Parties Balances (Parenthetical) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Related Party Transactions [Abstract]
Payments to fund long-term loans to related parties	¥ 2,000
Loans to related parties maturity date	May 31, 2025